Advances from the Federal Home Loan Bank of New York - Contractual Maturities of Advances from the FHLB NY (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking And Thrift [Abstract]
2018	$ 607
2019	25,000
Thereafter	60,000
Total	$ 85,607	$ 60,787